Average Annual Total Returns			12 Months Ended	15 Months Ended	25 Months Ended	57 Months Ended		58 Months Ended	60 Months Ended	72 Months Ended	75 Months Ended	76 Months Ended	120 Months Ended
		Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2025 [44]	Dec. 31, 2025 [41]	Dec. 31, 2025 [35]	Dec. 31, 2025 [38]	Dec. 31, 2025 [32]	Dec. 31, 2025	Dec. 31, 2025 [29]	Dec. 31, 2025 [26]	Dec. 31, 2025 [22]	Dec. 31, 2025
Quantified Managed Income Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			5.11%						0.68%				1.13%	[1]
Performance Inception Date		Aug. 09, 2013
Quantified Managed Income Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		3.37%						(0.35%)				0.30%	[1]
Quantified Managed Income Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		3.12%						0.13%				0.57%	[1]
Quantified Managed Income Fund Investor Class Shares | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.30%						(0.36%)				2.01%	[1],[5]
Quantified Managed Income Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			4.55%						0.06%				0.32%	[1]
Performance Inception Date		Mar. 18, 2016
Quantified Managed Income Fund Advisor Class Shares | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.30%						(0.36%)				1.80%	[1],[5]
Quantified Market Leaders Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			0.98%						2.23%				8.76%	[6]
Performance Inception Date		Aug. 09, 2013
Quantified Market Leaders Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		0.57%						0.19%				6.11%	[6]
Quantified Market Leaders Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		0.73%						0.91%				5.79%	[6]
Quantified Market Leaders Fund Investor Class Shares | MSCI ACWI Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		22.34%						11.19%				11.72%	[6]
Quantified Market Leaders Fund Investor Class Shares | Morningstar Aggressive Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]		20.43%						9.59%				10.89%	[6],[11]
Quantified Market Leaders Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			0.36%						1.62%				8.31%	[6],[8]
Performance Inception Date		Mar. 18, 2016
Quantified Market Leaders Fund Advisor Class Shares | MSCI ACWI Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		22.34%						11.19%				12.01%	[6]
Quantified Market Leaders Fund Advisor Class Shares | Morningstar Aggressive Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]		20.43%						9.59%				11.04%	[6],[11]
Quantified Alternative Investment Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			14.30%						4.65%				3.84%	[12]
Performance Inception Date		Aug. 09, 2013
Quantified Alternative Investment Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13],[14]		13.35%						3.01%				2.85%	[12]
Quantified Alternative Investment Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13],[14]		8.61%						2.92%				2.60%	[12]
Quantified Alternative Investment Fund Investor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		17.88%						14.42%				14.82%	[12],[16]
Quantified Alternative Investment Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[13]		13.56%						4.05%				3.46%	[12]
Performance Inception Date		Mar. 18, 2016
Quantified Alternative Investment Fund Advisor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		17.88%						14.42%				15.07%	[12],[16]
Quantified STF Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			(2.47%)						7.34%				14.73%	[17]
Performance Inception Date		Nov. 13, 2015
Quantified STF Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18],[19]		(5.44%)						4.92%				11.65%	[17]
Quantified STF Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18],[19]		(0.63%)						4.99%				10.98%	[17]
Quantified STF Fund Investor Class Shares | S&P 500 Index Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[20]		17.88%						14.42%				14.82%	[17]
Quantified STF Fund Investor Class Shares | NASDAQ 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		21.02%						15.30%				19.70%	[17]
Quantified STF Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			(3.03%)						6.69%				14.07%	[17]
Performance Inception Date		Nov. 13, 2015
Quantified Pattern Recognition Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			27.23%						13.42%			12.30%
Performance Inception Date		Aug. 30, 2019
Quantified Pattern Recognition Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[23]		26.48%						10.93%			10.14%
Quantified Pattern Recognition Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]		16.12%						9.52%			8.87%
Quantified Pattern Recognition Fund Investor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		17.88%						14.42%			16.14%
Quantified Pattern Recognition Fund Investor Class Shares | 50/50 S&P 500/Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]		12.64%						6.99%			8.50%
Quantified Evolution Plus Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			7.61%						1.64%		0.69%
Performance Inception Date		Sep. 30, 2019
Quantified Evolution Plus Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[27]		(9.32%)						(4.83%)		(4.62%)
Quantified Evolution Plus Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[27]		5.08%						(1.09%)		(1.38%)
Quantified Evolution Plus Fund Investor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]		17.88%						14.42%		16.03%
Quantified Evolution Plus Fund Advisor Class Shares
Prospectus [Line Items]
Performance Inception Date		May 18, 2026
Quantified Common Ground Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			1.02%						8.12%	9.18%
Performance Inception Date		Dec. 27, 2019
Quantified Common Ground Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[30]		0.86%						7.27%	8.35%
Quantified Common Ground Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[30]		0.72%						6.05%	6.96%
Quantified Common Ground Fund Investor Class Shares | S&P Composite 1500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]		17.02%						13.96%	14.54%
Quantified Common Ground Fund Advisor Class Shares
Prospectus [Line Items]
Performance Inception Date		Jan. 31, 2025
Quantified Tactical Sectors Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			3.96%					(4.15%)
Performance Inception Date		Mar. 04, 2021
Quantified Tactical Sectors Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.84%					(4.89%)
Quantified Tactical Sectors Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[33]		2.41%					(3.39%)
Quantified Tactical Sectors Fund Investor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]		17.88%					14.83%
Quantified Rising Dividend Tactical Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			3.93%			0.57%
Performance Inception Date		Apr. 14, 2021
Quantified Rising Dividend Tactical Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[36]		3.85%			0.29%
Quantified Rising Dividend Tactical Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[36]		2.39%			0.33%
Quantified Rising Dividend Tactical Fund Investor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[37]		17.88%			12.99%
Quantified Government Income Tactical Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			5.52%				(4.73%)
Performance Inception Date		Apr. 15, 2021
Quantified Government Income Tactical Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[39]		4.53%				(5.76%)
Quantified Government Income Tactical Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[39]		3.27%				(3.91%)
Quantified Government Income Tactical Fund Investor Class Shares | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]		7.30%				0.12%
Quantified Global Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			18.67%		14.03%
Performance Inception Date		Nov. 29, 2023
Quantified Global Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[42]		4.60%		3.81%
Quantified Global Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[42]		11.59%		6.68%
Quantified Global Fund Investor Class Shares | MSCI ACWI Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[43]		22.34%		21.88%
Quantified Eckhardt Managed Futures Strategy Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			(16.57%)	(13.14%)
Performance Inception Date		Oct. 16, 2024
Quantified Eckhardt Managed Futures Strategy Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[45]		(17.47%)	(13.98%)
Quantified Eckhardt Managed Futures Strategy Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[45]		(9.54%)	(10.18%)
Quantified Eckhardt Managed Futures Strategy Fund Investor Class | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[46]		17.88%	15.48%

[1]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Fund’s Advisor Class Shares commenced operations on March 18, 2016.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After tax returns are only shown for Investor Class Shares, after Tax Return for Advisor Class Shares will vary.
[4]	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly.
[5]	The Bloomberg US Aggregate Bond Index has been shown for ten years for Investor Class Shares and since inception on March 18, 2016 for Advisor Class Shares.
[6]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. Inception date for the Fund’s Advisor Class Shares is March 18, 2016.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[8]	After tax returns are only shown for Investor Class Shares. The returns for Advisor Class are shown since inception on March 18, 2016. After Tax Return for Advisor Class Shares will vary.
[9]	The MSCI ACWI Net (USD). This index is widely used by professional investors as a performance benchmark for U.S. stocks. Investors cannot invest directly in an index; and unlike the Fund’s returns. Fund Management has selected this index as the new primary index to conform to recent regulatory requirements.
[10]	The Morningstar Aggressive Target Risk Index is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.
[11]	The Morningstar Aggressive Target Risk Index is shown for ten years for Investor Class Shares, and since inception of March 18, 2016 for Advisor Class Shares. The Morningstar entities do not guarantee the accuracy and/or the completeness of the Fund or any data included therein and Morningstar entities shall have no liability for any errors, omissions, or interruptions therein.
[12]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Fund’s Advisor Class Shares commenced operations on March 18, 2016.
[13]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax Return for Advisor Class Shares will vary.
[14]	After tax returns are only shown for Investor Class Shares, including the ten years. After tax returns for Advisor Class Shares will vary.
[15]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns.
[16]	The S&P 500 Total Return Index Return shown is for 10 year period for the Investor Class Shares and from March 18, 2016 for the Advisor Class Shares.
[17]	The inception date of the Fund’s Investor Class Shares and Advisor Class Shares is November 13, 2015.
[18]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After Tax Return for Advisor Class Shares will vary.
[19]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[20]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns. The Fund adopted this index as its broad-based market index to conform to regulatory requirements.
[21]	The NASDAQ 100 Total Return Index is the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[22]	The Fund’s Investor Class Shares commenced operations on August 30, 2019. The Fund’s Advisor Class Shares have not commenced operations.
[23]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[24]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns.
[25]	The 50/50 S&P 500/Bloomberg Aggregate Index is an unmanaged index is a type of balanced fund which allocates approximately half of its assets to U.S. Equities (via the S&P 500 Index) and the other half to U.S. investment grade bonds (via the Bloomberg U.S. Aggregate Bond Index) The Bloomberg U.S. Aggregate Bond Index is comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[26]	The Fund’s Investor Class Shares commenced operations on September 30, 2019. The Fund’s Advisor Class Shares commenced operations on May 18, 2026.
[27]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[28]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns.
[29]	The Fund’s Investor Class Shares commenced operations on December 27, 2019. The Fund’s Advisor Class Shares commenced operations on January 31, 2025.
[30]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[31]	The S&P Composite 1500® Total Return Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index.
[32]	The Fund’s Investor Class Shares commenced operations on March 4, 2021. The Fund’s Advisor Class Shares have not commenced operations.
[33]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[34]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[35]	The Fund’s Investor Class Shares commenced operations on April 14, 2021. The Fund’s Advisor Class Shares has not commenced operations.
[36]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[37]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[38]	The Fund’s Investor Class Shares commenced operations on April 15, 2021. The Fund’s Advisor Class Shares have not commenced operations.
[39]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[40]	The Bloomberg U.S. Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns.
[41]	The Fund’s Investor Class Shares commenced operations on November 29, 2023. The Fund’s Advisor Class Shares has not commenced operations.
[42]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[43]	The MSCI ACWI Net (USD). This index is widely used by professional investors as a performance benchmark for U.S. and foreign stocks. Investors cannot invest directly in an index. Unlike the Fund’s returns. Fund Management has selected this index as the new primary index to conform to recent regulatory requirements.
[44]	The Fund’s Investor Class Shares commenced operations on October 16, 2024. The Fund’s Advisor Class Shares commenced operations on January 31, 2025.
[45]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[46]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.